SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (PRC subsidiaries)	12 Months Ended
Dec. 31, 2012
PRC subsidiaries
PRC Statutory Reserves
Allocation of after-tax profits to general reserve fund, minimum (as a percent)	10.00%
Limit of general reserve fund as a percentage of registered capital, after which allocations to general reserve fund are no longer required	50.00%